Post-Employment and Other Non-current Employee Benefits - Summary of Employee Benefits Expense (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Employee benefits expense [line items]
Employee profit sharing	$ 1,068	$ 673
Total employee benefits expense	32,115	29,633	$ 30,561
Cost of Goods Sold
Employee benefits expense [line items]
Wages and salaries	4,301	3,955	4,052
Social security costs	1,359	1,251	1,277
Employee profit sharing	57	89	79
Pension and seniority premium costs	52	69	34
Share-based payment expense	19	4	1
Selling and Distribution Expenses
Employee benefits expense [line items]
Wages and salaries	16,627	15,620	16,068
Social security costs	4,787	4,587	4,717
Employee profit sharing	959	551	539
Pension and seniority premium costs	235	261	185
Share-based payment expense	32	20	2
Administrative Expenses
Employee benefits expense [line items]
Wages and salaries	2,788	2,448	2,742
Social security costs	581	541	625
Employee profit sharing	52	33	35
Pension and seniority premium costs	41	38	20
Share-based payment expense	$ 225	$ 166	$ 185